Document And Entity Information	Nov. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2024
Entity Registrant Name	REPAY HOLDINGS CORPORATION
Entity Central Index Key	0001720592
Entity Emerging Growth Company	false
Entity File Number	001-38531
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1496050
Entity Address, Address Line One	3060 Peachtree Road NW
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	504-7472
Entity Information, Former Legal or Registered Name	3 West Paces Ferry Road, Suite 200, Atlanta, Georgia
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RPAY
Security Exchange Name	NASDAQ